GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the "Fund")

Supplement dated August 8, 2013 to the

Prospectus dated April 30, 2013

(the "Prospectus")

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Graham Capital Management, L.P. will now serve as an Underlying Manager of the Fund.

Effective as of August 8, the Fund's Prospectus is revised as follows:

The following replaces the first sentence in the fourth paragraph under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Strategy":

The Fund will also invest in derivatives for both hedging and non-hedging purposes (although no Underlying Manager is required to hedge any of the Fund's positions or to use derivatives).

The following replaces the fourth and fifth sentences in "Tactical Trading Strategies" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Management Process":

Tactical Trading managers typically employ futures in an investment style that may use quantitative modeling techniques (for example, determining an asset's value based upon an analysis of price history, price momentum, and the asset's value relative to that of other assets, among other factors). Tactical Trading managers may employ fundamental analysis and/or quantitative modeling techniques.

The following is added under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund":

Geographic Risk. Concentration of the investments of the Fund in issuers located in a particular country or region will subject such Fund, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

The following replaces the first sentence under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk":

The Fund's performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers.

All references to "security" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk" are hereby changed to "investment."